RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of related party transactions [Table Text Block]
Thousands of United States dollars	Year ended December 31, 2023	Year ended December 31, 2022
Directors' and officers' compensation	$1,862	$2,560
Share-based compensation	1,577	797
	$3,439	$3,357